Other Accrued Expenses and Liabilities (Tables)	12 Months Ended
Feb. 28, 2017
Payables and Accruals [Abstract]
Components of other accrued expenses and liabilities
The major components of other accrued expenses and liabilities are as follows:

	February 28, 2017	February 29, 2016
(in millions)
Salaries, commissions, and payroll benefits and withholdings	$148.5	$142.3
Promotions and advertising	116.9	109.4
Accrued interest	87.5	64.1
Income taxes payable	60.2	25.0
Derivative liabilities	40.2	79.3
Other	122.5	124.3
	$575.8	$544.4